Commitments and Contingencies (Details 2) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Amortization of right-of-use operating lease asset	$ 17,283	$ 8,065	$ 16,130	$ 16,130
Lease liability expense in connection with obligation repayment	3,078	2,247	4,194	5,344
Total operating lease costs	20,361	10,312	20,324	21,474
Operating cash outflows from operating lease (obligation payment)	20,352	9,600	19,200	19,200
Right-of-use asset obtained in exchange for new operating lease liability	$ 196,049		$ 0	$ 0